Financial Income and Expenses - Summary Of Details About Financial Income Expenses Net (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income
Fair value adjustment of the put option	€ 0	€ 2,002	€ 0
Fair value gain on financial investments	1,127	280	11
Interest on shareholder and other loans	0	0	61
Fair Value of derivative	191	15	0
Other finance income	154	10	83
Total financial income	1,472	2,307	155
Financial expenses
Fair value adjustment of convertible bonds	0	0	25,491
Interest and fees on bank loans	13,791	3,711	3,222
Interest on leases	1,341	1,267	631
Interest on shareholder and other borrowings	0	0	3
Accretion of discount on put option liabilities	0	0	313
Fair value loss on financial investments	0	1,343	0
Impairment of financial investments	0	1,411	0
Other finance costs	115	266	23
Total financial expenses	15,247	7,998	32,068
Convertible bonds [member]
Financial expenses
Interest on convertible bonds	€ 0	€ 0	€ 2,385